Fair Value Measurements - Financial Assets and Liabilities Not Carried at Fair Value (Detail) - CAD ($) $ in Millions	Jan. 31, 2019	Oct. 31, 2018
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	$ 107,162	$ 107,171
Total loans, net of allowance for loan losses	648,468	646,393
FINANCIAL LIABILITIES
Securitization liabilities at amortized cost	13,986	14,683
Subordinated notes and debentures	8,893	8,740
Carrying value [member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	107,162	107,171
Total loans, net of allowance for loan losses	648,468	646,393
Total financial assets not carried at fair value	755,630	753,564
FINANCIAL LIABILITIES
Total deposits, other than trading	849,338	851,439
Securitization liabilities at amortized cost	13,986	14,683
Subordinated notes and debentures	8,893	8,740
Total financial liabilities not carried at fair value	872,217	874,862
Carrying value [member] | Government and government-related securities [member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	60,247	60,535
Carrying value [member] | Other debt securities [member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	46,915	46,636
Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	106,568	106,264
Total loans, net of allowance for loan losses	647,585	642,542
Total financial assets not carried at fair value	754,153	748,806
FINANCIAL LIABILITIES
Total deposits, other than trading	847,987	846,148
Securitization liabilities at amortized cost	14,082	14,654
Subordinated notes and debentures	9,307	9,027
Total financial liabilities not carried at fair value	871,376	869,829
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Government and government-related securities [member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	59,944	59,948
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Other debt securities [member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	$ 46,624	$ 46,316